Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation  — The accompanying financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included.
The accompanying financial statements are presented for both QTS Realty Trust, Inc. and QualityTech, LP. References to “QTS” mean QTS Realty Trust, Inc. and its controlled subsidiaries; and references to the “Operating Partnership” mean QualityTech, LP and its controlled subsidiaries.
Management operates QTS and the Operating Partnership as one business. The management of QTS consists of the same employees as the management of the Operating Partnership. QTS is the sole general partner of the Operating Partnership, and its only material asset consisted of its ownership interest in the Operating Partnership. QTS does not conduct business itself, other than acting as the sole general partner of the Operating Partnership and issuing public equity from time to time. QTS has not issued or guaranteed any indebtedness. Except for net proceeds from public equity issuances by QTS, which are contributed to the Operating Partnership in exchange for units of limited partnership interest of the Operating Partnership, the Operating Partnership generates all remaining capital required by our business through its operations, the direct or indirect incurrence of indebtedness, and the issuance of partnership units. Therefore, as general partner with control of the Operating Partnership, QTS consolidates the Operating Partnership for financial reporting purposes.
The Company believes, therefore, that providing one set of notes for the financial statements of QTS and the Operating Partnership provides the following benefits:
•	enhances investors’ understanding of QTS and the Operating Partnership by enabling investors to view the business as a whole in the same manner as management views and operates the business;
•	eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure applies to both QTS and the Operating Partnership; and
•	creates time and cost efficiencies through the preparation of one set of notes instead of two separate sets of notes.
In addition, in light of these combined notes, the Company believes it is important for investors to understand the few differences between QTS and the Operating Partnership in the context of how QTS and the Operating Partnership operate as a consolidated company. The presentation of stockholders’ equity and partners’ capital are the main areas of difference between the consolidated balance sheets of QTS and those of the Operating Partnership. The Operating Partnership’s capital includes general and limited common units that are owned by QTS and the other partners. QTS’ stockholders’ equity includes common stock, additional paid in capital, accumulated other comprehensive income (loss) and accumulated dividends in excess of earnings. The remaining equity is the portion of net assets that are retained by partners other than QTS, referred to as noncontrolling interests. The primary difference in QTS’ Statements of Operations and Comprehensive Income (Loss) is that for net income (loss), QTS retains its proportionate share of the net income (loss) based on its ownership of the Operating Partnership, with the remaining balance being retained by the Operating Partnership. These combined notes refer to actions or holdings as being actions or holdings of “the Company.” Although the Operating Partnership is generally the entity that enters into contracts, holds assets and issues debt, management believes that these general references to “the Company” in this context is appropriate because the business is one enterprise operated through the Operating Partnership.
As discussed above, QTS owns no operating assets and has no operations independent of the Operating Partnership and its subsidiaries. Obligations under the 5.875% Senior Notes due 2022 and the unsecured credit facility, both discussed in Note 5, are fully, unconditionally, and jointly and severally guaranteed by the Operating Partnership’s existing subsidiaries, other than QTS Finance Corporation, the co-issuer of the 5.875% Senior Notes due 2022. As such, condensed consolidating financial information for the guarantors is not being presented in the notes to the condensed consolidated financial statements. However, the indenture governing the 5.875% Senior Notes due 2022 restricts the ability of the Operating Partnership to make distributions to QTS, subject to certain exceptions, including distributions required in order for QTS to maintain its status as a real estate investment trust under the Internal Revenue Code of 1986, as amended.
The consolidated financial statements of QTS Realty Trust, Inc. for the period from October 15, 2013 through December 31, 2014 include the accounts of QTS Realty Trust, Inc. and its majority owned subsidiaries. This includes the operating results of the Operating Partnership for the period from October 15, 2013 through December 31, 2013. While the Company was formed on May 17, 2013, the Company had no independent operations prior to October 15, 2013. The historical predecessor financial statements for the periods ended October 14, 2013 and December 31, 2012 include the accounts of QualityTech, LP and its majority owned subsidiaries.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts and deferred tax assets and the valuation of derivatives, real estate assets, acquired intangible assets and certain accruals.
Principles of Consolidation — The consolidated financial statements of QTS Realty Trust, Inc. include the accounts of QTS Realty Trust, Inc. and its majority-owned subsidiaries. The consolidated financial statements of QualityTech, LP include the accounts of QualityTech, LP and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the financial statements.
Real Estate Assets — Real estate assets are reported at cost. All capital improvements for the income-producing properties that extend their useful lives are capitalized to individual property improvements and depreciated over their estimated useful lives. Depreciation for real estate assets is generally provided on a straight-line basis over 40 years from the date the property was placed in service. Property improvements are depreciated on a straight-line basis over the life of the respective improvement ranging from 20 to 40 years from the date the components were placed in service. Leasehold improvements are depreciated over the lesser of 20 years or through the end of the respective life of the lease. Repairs and maintenance costs are expensed as incurred. Depreciation expense was $45.4 million, $36.7 million and $29.8 million for the years ended December 31, 2014, 2013 and 2012, respectively. The Company capitalizes certain development costs, including internal costs incurred in connection with development. The capitalization of costs during the construction period (including interest and related loan fees, property taxes and other direct and indirect costs) begins when development efforts commence and ends when the asset is ready for its intended use. Capitalization of such costs, excluding interest, aggregated to $10.6 million, $8.5 million and $6.7 million for the years ended December 31, 2014, 2013 and 2012, respectively. Interest is capitalized during the period of development by first applying the Company’s actual borrowing rate on the related asset and second, to the extent necessary, by applying the Company’s weighted average effective borrowing rate to the actual development and other costs expended during the construction period. Interest is capitalized until the property is ready for its intended use. Interest costs capitalized totaled $6.5 million, $4.1 million and $2.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Acquisition of Real Estate — Acquisitions of real estate are either accounted for as asset acquisitions or business combinations depending on facts and circumstances. Purchase accounting is applied to the assets and liabilities related to all real estate investments acquired in accordance with the accounting requirements of ASC 805, Business Combinations, which requires the recording of net assets of acquired businesses at fair value. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting primarily of land, building and improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, value of in-place leases and value of customer relationships.
In developing estimates of fair value of acquired assets and assumed liabilities, management analyzed a variety of factors including market data, estimated future cash flows of the acquired operations, industry growth rates, current replacement cost for fixed assets and market rate assumptions for contractual obligations. Such a valuation requires management to make significant estimates and assumptions, particularly with respect to the intangible assets.
Acquired in-place leases are amortized as amortization expense on a straight-line basis over the remaining life of the underlying leases. Amortization of acquired in place lease costs totaled $2.2 million and $2.6 million for the years ended December 31, 2014 and 2013, respectively, with no material amortization for the year ended December 31, 2012.
Acquired customer relationships are amortized as amortization expense on a straight-line basis over the expected life of the customer relationship. Amortization of acquired customer relationships totaled $1.3 million, $1.5 million and $0.6 million for the years ended December 31, 2014, 2013 and 2012, respectively.
See Note 3 for discussion of the preliminary purchase price allocation for the Princeton facility that the Company acquired on June 30, 2014.
Impairment of Long-Lived and Intangible Assets — The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is generally measured by comparison of the carrying amount to the future net cash flows, undiscounted and without interest, expected to be generated by the asset group. If the net carrying value of the asset exceeds the value of the undiscounted cash flows, the fair value of the asset is assessed and may be considered impaired. An impairment loss is recognized based on the excess of the carrying amount of the impaired asset over its fair value. No impairment losses were recorded for any of the years ended December 31, 2014, 2013 and 2012, respectively.
Cash and Cash Equivalents — The Company considers all demand deposits and money market accounts purchased with a maturity date of three months or less at the date of purchase to be cash equivalents. The Company’s account balances at one or more institutions periodically exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is concentration of credit risk related to amounts on deposit in excess of FDIC coverage. The Company mitigates this risk by depositing a majority of its funds with several major financial institutions. The Company also has not experienced any losses and, therefore, does not believe that the risk is significant.
Restricted Cash — Restricted cash includes accounts restricted by the Company’s loan agreements and escrow deposits for interest, insurance, taxes and capital improvements held by the various banks and financial institutions as required by the loan agreements. Such deposits are held in bank checking or investment accounts with original maturities of three months or less.
Deferred Costs — Deferred costs, net, on the Company’s balance sheets include both financing costs and leasing costs.
Deferred financing costs represent fees and other costs incurred in connection with obtaining debt and are amortized over the term of the loan and are included in interest expense. Amortization of the deferred financing costs was $2.7 million, $2.8 million and $3.4 million for the years ended December 31, 2014, 2013 and 2012, respectively. During the year ended December 31, 2014, the Company wrote off unamortized financing costs of $0.9 million primarily in connection with paying down $75 million of its unsecured credit facility, as well as modifying the unsecured credit facility in December 2014. In addition, the Company also made modifications to its Richmond credit facility which resulted in the write off of certain deferred financing costs. During the year ended December 31, 2013, the Company wrote off unamortized financing costs of $2.2 million in connection with the expansion of its revolving and term credit facilities. In addition, during the year ended December 31, 2013, the Company wrote off unamortized financing costs of $1.3 million in connection with an asset securitization which the Company stopped pursuing due to the expansion of the credit facility. Deferred financing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2014	December 31, 2013
Deferred financing costs	$18,152	$9,159
Accumulated amortization	(1,683)	(1,867)
Deferred financing costs, net	$16,469	$7,292
Deferred leasing costs consist of external fees and internal costs incurred in the successful negotiations of leases and are deferred and amortized over the terms of the related leases on a straight-line basis. If an applicable lease terminates prior to the expiration of its initial term, the carrying amount of the costs are written off to amortization expense. Amortization of deferred leasing costs totaled $6.4 million, $4.7 million and $3.4 million for the years ended December 31, 2014, 2013 and 2012, respectively. Deferred leasing costs, net of accumulated amortization are as follows (excluding $3.2 million related to a leasing arrangement at the Company’s Princeton facility in 2014):

(dollars in thousands)	December 31, 2014	December 31, 2013
Deferred leasing costs	$26,799	$17,374
Accumulated amortization	(9,378)	(5,516)
Deferred leasing costs, net	$17,421	$11,858
Advance Rents and Security Deposits — Advance rents, typically prepayment of the following month’s rent, consist of payments received from customers prior to the time they are earned and are recognized as revenue in subsequent periods when earned. Security deposits are collected from customers at the lease origination and are generally refunded to customers upon lease expiration.
Deferred Income  — Deferred income generally results from non-refundable charges paid by the customer at lease inception to prepare their space for occupancy. The Company records this initial payment, commonly referred to as set-up fees, as a deferred income liability which amortizes into rental revenue over the term of the related lease on a straight-line basis. Deferred income was $10.5 million, $7.9 million and $6.8 million as of December 31, 2014, 2013 and 2012, respectively. Additionally, $4.7 million, $4.7 million and $4.3 million of deferred income were amortized into revenue for the years ended December 31, 2014, 2013 and 2012, respectively.
Interest Rate Derivative Instruments — The Company utilizes derivatives to manage its interest rate exposure. During February 2012, the Company entered into interest rate swaps with a notional amount of $150 million which were cash flow hedges and qualified for hedge accounting. For these hedges, the effective portion of the change in fair value was recognized through other comprehensive income or loss. Amounts were reclassified out of other comprehensive income (loss) as the hedged item was recognized in earnings, either for ineffectiveness or for amounts paid relating to the hedge. The Company reflected all changes in the fair value of the swaps in other comprehensive income (loss) during the year ended December 31, 2014, as there was no ineffectiveness recorded in that period. The Company’s interest rate swaps matured on September 28, 2014, and as such, there are no amounts outstanding on the consolidated balance sheet at December 31, 2014 relating to these swaps.
Equity-based Compensation — All equity-based compensation is measured at fair value on the grant date or date of modification, as applicable, and recognized in earnings over the requisite service period. Depending upon the settlement terms of the awards, all or a portion of the fair value of equity-based awards may be presented as a liability or as equity in the consolidated balance sheets. Equity-based compensation costs are measured based upon their estimated fair value on the date of grant or modification. Equity-based compensation expense net of forfeited and repurchased awards was $4.2 million, $2.0 million and $0.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Rental Revenue — The Company, as a lessor, has retained substantially all of the risks and benefits of ownership and accounts for its leases as operating leases. For lease agreements that provide for scheduled rent increases, rental income is recognized on a straight-line basis over the non-cancellable term of the leases, which commences when control of the space has been provided to the customer. The amount of the straight-line rent receivable on the balance sheets included in rents and other receivables, net was $4.0 million and $2.9 million as of December 31, 2014 and December 31, 2013, respectively. Rental revenue also includes amortization of set-up fees which are amortized over the term of the respective lease as discussed above.
Allowance for Uncollectible Accounts Receivable — Rents receivable are recognized when due and are carried at cost, less an allowance for doubtful accounts. The Company records a provision for losses on rents receivable equal to the estimated uncollectible accounts, which is based on management’s historical experience and a review of the current status of the Company’s receivables. As necessary, the Company also establishes an appropriate allowance for doubtful accounts for receivables arising from the straight-lining of rents. The aggregate allowance for doubtful accounts was $3.7 million and $0.9 million as of December 31, 2014 and 2013, respectively.
Capital Leases — The Company evaluates leased real estate to determine whether the lease should be classified as a capital or operating lease in accordance with U.S GAAP.
The Company periodically enters into capital leases for certain equipment. The outstanding liabilities for the capital leases were $13.1 million and $2.5 million as of December 31, 2014 and 2013, respectively. The value of the assets associated with these leases approximates the outstanding obligations as of December 31, 2014 and 2013, respectively. Depreciation related to the associated assets is included in depreciation and amortization expense in the Statements of Operations and Comprehensive Income (Loss).
Recoveries from Customers — Certain customer leases contain provisions under which the customers reimburse the Company for a portion of the property’s real estate taxes, insurance and other operating expenses, which include certain power and cooling-related charges. The reimbursements are included in revenue as recoveries from customers in the Statements of Operations and Comprehensive Income (Loss) in the period the applicable expenditures are incurred. Certain customer leases are structured to provide a fixed monthly billing amount that includes an estimate of various operating expenses, with all revenue from such leases included in rental revenues.
Cloud and Managed Services Revenue — The Company may provide both its cloud product and use of its managed services to its customers on an individual or combined basis. Service fee revenue is recognized as the revenue is earned, which generally coincides with the services being provided.
Segment Information — The Company manages its business as one operating segment and thus one reportable segment consisting of a portfolio of investments in data centers located in the United States.
Customer Concentrations — As of December 31, 2014, one of the Company’s customers represented 9.0% of its total monthly rental revenue. No other customers exceeded 5% of total monthly rental revenue.
As of December 31, 2014, five of the Company’s customers exceeded 5% of total accounts receivable. In aggregate, these five customers accounted for 67% of total accounts receivable. Two of these five customers accounted for 32% and 18%, respectively, of total accounts receivable.
Income Taxes — The Company elected for one of its existing subsidiaries to be taxed as a taxable REIT subsidiary pursuant to the REIT rules of the U.S. Internal Revenue Code.
For the taxable REIT subsidiary, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.
The taxable REIT subsidiary offsets a valuation allowance against deferred tax assets if, based on management’s assessment of operating results and other available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The taxable subsidiary did not generate taxable income for the years ended December 31, 2014, 2013 or 2012. Accordingly, no provision for income taxes was recorded nor was an income tax benefit recorded for the last five years. Due to the lack of sufficient historical evidence to indicate it is more likely than not that the deferred tax assets will be utilized, the valuation allowance relating to deferred tax assets continues to be recorded at December 31, 2014. The change in valuation allowance during 2014 was an increase of $2.0 million to $3.4 million.
Temporary differences and carry forwards which give rise to the deferred tax assets and liabilities are as follows:

	For the Year Ended December 31,
	2014	2013	2012
Deferred tax liabilities
Property and equipment	$(5,784)	$(4,905)	$(4,852)
Other	(1,427)	(873)	(551)
Gross deferred tax liabilities	(7,211)	(5,778)	(5,403)
Deferred tax assets
Net operating loss carryforwards	9,137	5,861	6,694
Deferred revenue and setup charges	868	583	467
Derivative liability	—	—	—
Other	601	699	113
Gross deferred tax assets	10,606	7,143	7,274
Net deferred tax assets	3,395	1,365	1,871
Valuation allowance	(3,395)	(1,365)	(1,871)
Net deferred	$—	$—	$—
The taxable REIT subsidiary currently has $24.1 million of net operating loss carryforwards related to federal income taxes that expire in 15 – 20 years. The taxable REIT subsidiary also has $20.1 million of net operating loss carryforwards relating to state income taxes that expire in 5 – 20 years.
As of December 31, 2014 and 2013, the Company has no uncertain tax positions. If the Company incurs any interest or penalties on tax liabilities from significant uncertain tax positions, those items will be classified as interest expense and general and administrative expense, respectively, in the Statements of Operations and Comprehensive Income (Loss). For the years ended December 31, 2014, 2013 and 2012, the Company had no such interest or penalties.
The Company is not currently under examination by the Internal Revenue Service.
Fair Value Measurements — ASC Topic 820, Fair Value Measurements and Disclosures, emphasizes that fair-value is a market-based measurement, not an entity-specific measurement. Therefore, a fair-value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, a fair-value hierarchy is established that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair-value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
Financial assets and liabilities measured at fair value in the financial statements on a recurring basis consist of the Company’s derivatives. The fair values of the derivatives are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves (“significant other observable inputs”). The fair value calculation also includes an amount for risk of non-performance using “significant unobservable inputs” such as estimates of current credit spreads to evaluate the likelihood of default. The Company has concluded as of December 31, 2014 and 2013 that the fair value associated to “significant unobservable inputs” for risk of non-performance was insignificant to the overall fair value of the derivative agreements and, as a result, have determined that the relevant inputs for purposes of calculating the fair value of the derivative agreements, in their entirety, were based upon “significant other observable inputs.” The Company determined the fair value of derivatives using Level 2 inputs. These methods of assessing fair value result in a general approximation of value, and such value may never be realized.
The Company’s financial instruments held at fair value are presented below as of December 31, 2014 and 2013 (dollars in thousands):

	Carrying Value	Fair Value Measurements
		Level 1	Level 2	Level 3
December 31, 2014
Financial Liabilities:
Interest rate swap liability(1)	$—	$—	$—	$—
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)	$453	$—	$453	$—

(1)
The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of December 31, 2014 related to interest rate swaps.

New Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” The amendments in the ASU change the criteria for reporting discontinued operations while enhancing disclosures in this area. The new guidance narrows the definition of discontinued operations to disposals that represent a strategic shift in operations and requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. The amendments in the ASU are effective for annual and interim reporting periods beginning on and after December 15, 2014. Early adoption is permitted. Adoption of this standard will currently have no effect on the Company’s financial statements.
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which supersedes the current revenue recognition requirements in ASC 606, Revenue Recognition. Under this new guidance, entities should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. This ASU also requires enhanced disclosures. The amendments in this ASU are effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. Retrospective and modified retrospective application is allowed. The Company is currently assessing the impact of this amendment on its Consolidated Financial Statements.

Qualitytech, LP [Member]
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation  — The accompanying financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included.
The accompanying financial statements are presented for both QTS Realty Trust, Inc. and QualityTech, LP. References to “QTS” mean QTS Realty Trust, Inc. and its controlled subsidiaries; and references to the “Operating Partnership” mean QualityTech, LP and its controlled subsidiaries.
Management operates QTS and the Operating Partnership as one business. The management of QTS consists of the same employees as the management of the Operating Partnership. QTS is the sole general partner of the Operating Partnership, and its only material asset consisted of its ownership interest in the Operating Partnership. QTS does not conduct business itself, other than acting as the sole general partner of the Operating Partnership and issuing public equity from time to time. QTS has not issued or guaranteed any indebtedness. Except for net proceeds from public equity issuances by QTS, which are contributed to the Operating Partnership in exchange for units of limited partnership interest of the Operating Partnership, the Operating Partnership generates all remaining capital required by our business through its operations, the direct or indirect incurrence of indebtedness, and the issuance of partnership units. Therefore, as general partner with control of the Operating Partnership, QTS consolidates the Operating Partnership for financial reporting purposes.
The Company believes, therefore, that providing one set of notes for the financial statements of QTS and the Operating Partnership provides the following benefits:
•	enhances investors’ understanding of QTS and the Operating Partnership by enabling investors to view the business as a whole in the same manner as management views and operates the business;
•	eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure applies to both QTS and the Operating Partnership; and
•	creates time and cost efficiencies through the preparation of one set of notes instead of two separate sets of notes.
In addition, in light of these combined notes, the Company believes it is important for investors to understand the few differences between QTS and the Operating Partnership in the context of how QTS and the Operating Partnership operate as a consolidated company. The presentation of stockholders’ equity and partners’ capital are the main areas of difference between the consolidated balance sheets of QTS and those of the Operating Partnership. The Operating Partnership’s capital includes general and limited common units that are owned by QTS and the other partners. QTS’ stockholders’ equity includes common stock, additional paid in capital, accumulated other comprehensive income (loss) and accumulated dividends in excess of earnings. The remaining equity is the portion of net assets that are retained by partners other than QTS, referred to as noncontrolling interests. The primary difference in QTS’ Statements of Operations and Comprehensive Income (Loss) is that for net income (loss), QTS retains its proportionate share of the net income (loss) based on its ownership of the Operating Partnership, with the remaining balance being retained by the Operating Partnership. These combined notes refer to actions or holdings as being actions or holdings of “the Company.” Although the Operating Partnership is generally the entity that enters into contracts, holds assets and issues debt, management believes that these general references to “the Company” in this context is appropriate because the business is one enterprise operated through the Operating Partnership.
As discussed above, QTS owns no operating assets and has no operations independent of the Operating Partnership and its subsidiaries. Obligations under the 5.875% Senior Notes due 2022 and the unsecured credit facility, both discussed in Note 5, are fully, unconditionally, and jointly and severally guaranteed by the Operating Partnership’s existing subsidiaries, other than QTS Finance Corporation, the co-issuer of the 5.875% Senior Notes due 2022. As such, condensed consolidating financial information for the guarantors is not being presented in the notes to the condensed consolidated financial statements. However, the indenture governing the 5.875% Senior Notes due 2022 restricts the ability of the Operating Partnership to make distributions to QTS, subject to certain exceptions, including distributions required in order for QTS to maintain its status as a real estate investment trust under the Internal Revenue Code of 1986, as amended.
The consolidated financial statements of QTS Realty Trust, Inc. for the period from October 15, 2013 through December 31, 2014 include the accounts of QTS Realty Trust, Inc. and its majority owned subsidiaries. This includes the operating results of the Operating Partnership for the period from October 15, 2013 through December 31, 2013. While the Company was formed on May 17, 2013, the Company had no independent operations prior to October 15, 2013. The historical predecessor financial statements for the periods ended October 14, 2013 and December 31, 2012 include the accounts of QualityTech, LP and its majority owned subsidiaries.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts and deferred tax assets and the valuation of derivatives, real estate assets, acquired intangible assets and certain accruals.
Principles of Consolidation — The consolidated financial statements of QTS Realty Trust, Inc. include the accounts of QTS Realty Trust, Inc. and its majority-owned subsidiaries. The consolidated financial statements of QualityTech, LP include the accounts of QualityTech, LP and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the financial statements.
Real Estate Assets — Real estate assets are reported at cost. All capital improvements for the income-producing properties that extend their useful lives are capitalized to individual property improvements and depreciated over their estimated useful lives. Depreciation for real estate assets is generally provided on a straight-line basis over 40 years from the date the property was placed in service. Property improvements are depreciated on a straight-line basis over the life of the respective improvement ranging from 20 to 40 years from the date the components were placed in service. Leasehold improvements are depreciated over the lesser of 20 years or through the end of the respective life of the lease. Repairs and maintenance costs are expensed as incurred. Depreciation expense was $45.4 million, $36.7 million and $29.8 million for the years ended December 31, 2014, 2013 and 2012, respectively. The Company capitalizes certain development costs, including internal costs incurred in connection with development. The capitalization of costs during the construction period (including interest and related loan fees, property taxes and other direct and indirect costs) begins when development efforts commence and ends when the asset is ready for its intended use. Capitalization of such costs, excluding interest, aggregated to $10.6 million, $8.5 million and $6.7 million for the years ended December 31, 2014, 2013 and 2012, respectively. Interest is capitalized during the period of development by first applying the Company’s actual borrowing rate on the related asset and second, to the extent necessary, by applying the Company’s weighted average effective borrowing rate to the actual development and other costs expended during the construction period. Interest is capitalized until the property is ready for its intended use. Interest costs capitalized totaled $6.5 million, $4.1 million and $2.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Acquisition of Real Estate — Acquisitions of real estate are either accounted for as asset acquisitions or business combinations depending on facts and circumstances. Purchase accounting is applied to the assets and liabilities related to all real estate investments acquired in accordance with the accounting requirements of ASC 805, Business Combinations, which requires the recording of net assets of acquired businesses at fair value. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting primarily of land, building and improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, value of in-place leases and value of customer relationships.
In developing estimates of fair value of acquired assets and assumed liabilities, management analyzed a variety of factors including market data, estimated future cash flows of the acquired operations, industry growth rates, current replacement cost for fixed assets and market rate assumptions for contractual obligations. Such a valuation requires management to make significant estimates and assumptions, particularly with respect to the intangible assets.
Acquired in-place leases are amortized as amortization expense on a straight-line basis over the remaining life of the underlying leases. Amortization of acquired in place lease costs totaled $2.2 million and $2.6 million for the years ended December 31, 2014 and 2013, respectively, with no material amortization for the year ended December 31, 2012.
Acquired customer relationships are amortized as amortization expense on a straight-line basis over the expected life of the customer relationship. Amortization of acquired customer relationships totaled $1.3 million, $1.5 million and $0.6 million for the years ended December 31, 2014, 2013 and 2012, respectively.
See Note 3 for discussion of the preliminary purchase price allocation for the Princeton facility that the Company acquired on June 30, 2014.
Impairment of Long-Lived and Intangible Assets — The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is generally measured by comparison of the carrying amount to the future net cash flows, undiscounted and without interest, expected to be generated by the asset group. If the net carrying value of the asset exceeds the value of the undiscounted cash flows, the fair value of the asset is assessed and may be considered impaired. An impairment loss is recognized based on the excess of the carrying amount of the impaired asset over its fair value. No impairment losses were recorded for any of the years ended December 31, 2014, 2013 and 2012, respectively.
Cash and Cash Equivalents — The Company considers all demand deposits and money market accounts purchased with a maturity date of three months or less at the date of purchase to be cash equivalents. The Company’s account balances at one or more institutions periodically exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is concentration of credit risk related to amounts on deposit in excess of FDIC coverage. The Company mitigates this risk by depositing a majority of its funds with several major financial institutions. The Company also has not experienced any losses and, therefore, does not believe that the risk is significant.
Restricted Cash — Restricted cash includes accounts restricted by the Company’s loan agreements and escrow deposits for interest, insurance, taxes and capital improvements held by the various banks and financial institutions as required by the loan agreements. Such deposits are held in bank checking or investment accounts with original maturities of three months or less.
Deferred Costs — Deferred costs, net, on the Company’s balance sheets include both financing costs and leasing costs.
Deferred financing costs represent fees and other costs incurred in connection with obtaining debt and are amortized over the term of the loan and are included in interest expense. Amortization of the deferred financing costs was $2.7 million, $2.8 million and $3.4 million for the years ended December 31, 2014, 2013 and 2012, respectively. During the year ended December 31, 2014, the Company wrote off unamortized financing costs of $0.9 million primarily in connection with paying down $75 million of its unsecured credit facility, as well as modifying the unsecured credit facility in December 2014. In addition, the Company also made modifications to its Richmond credit facility which resulted in the write off of certain deferred financing costs. During the year ended December 31, 2013, the Company wrote off unamortized financing costs of $2.2 million in connection with the expansion of its revolving and term credit facilities. In addition, during the year ended December 31, 2013, the Company wrote off unamortized financing costs of $1.3 million in connection with an asset securitization which the Company stopped pursuing due to the expansion of the credit facility. Deferred financing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2014	December 31, 2013
Deferred financing costs	$18,152	$9,159
Accumulated amortization	(1,683)	(1,867)
Deferred financing costs, net	$16,469	$7,292
Deferred leasing costs consist of external fees and internal costs incurred in the successful negotiations of leases and are deferred and amortized over the terms of the related leases on a straight-line basis. If an applicable lease terminates prior to the expiration of its initial term, the carrying amount of the costs are written off to amortization expense. Amortization of deferred leasing costs totaled $6.4 million, $4.7 million and $3.4 million for the years ended December 31, 2014, 2013 and 2012, respectively. Deferred leasing costs, net of accumulated amortization are as follows (excluding $3.2 million related to a leasing arrangement at the Company’s Princeton facility in 2014):

(dollars in thousands)	December 31, 2014	December 31, 2013
Deferred leasing costs	$26,799	$17,374
Accumulated amortization	(9,378)	(5,516)
Deferred leasing costs, net	$17,421	$11,858
Advance Rents and Security Deposits — Advance rents, typically prepayment of the following month’s rent, consist of payments received from customers prior to the time they are earned and are recognized as revenue in subsequent periods when earned. Security deposits are collected from customers at the lease origination and are generally refunded to customers upon lease expiration.
Deferred Income  — Deferred income generally results from non-refundable charges paid by the customer at lease inception to prepare their space for occupancy. The Company records this initial payment, commonly referred to as set-up fees, as a deferred income liability which amortizes into rental revenue over the term of the related lease on a straight-line basis. Deferred income was $10.5 million, $7.9 million and $6.8 million as of December 31, 2014, 2013 and 2012, respectively. Additionally, $4.7 million, $4.7 million and $4.3 million of deferred income were amortized into revenue for the years ended December 31, 2014, 2013 and 2012, respectively.
Interest Rate Derivative Instruments — The Company utilizes derivatives to manage its interest rate exposure. During February 2012, the Company entered into interest rate swaps with a notional amount of $150 million which were cash flow hedges and qualified for hedge accounting. For these hedges, the effective portion of the change in fair value was recognized through other comprehensive income or loss. Amounts were reclassified out of other comprehensive income (loss) as the hedged item was recognized in earnings, either for ineffectiveness or for amounts paid relating to the hedge. The Company reflected all changes in the fair value of the swaps in other comprehensive income (loss) during the year ended December 31, 2014, as there was no ineffectiveness recorded in that period. The Company’s interest rate swaps matured on September 28, 2014, and as such, there are no amounts outstanding on the consolidated balance sheet at December 31, 2014 relating to these swaps.
Equity-based Compensation — All equity-based compensation is measured at fair value on the grant date or date of modification, as applicable, and recognized in earnings over the requisite service period. Depending upon the settlement terms of the awards, all or a portion of the fair value of equity-based awards may be presented as a liability or as equity in the consolidated balance sheets. Equity-based compensation costs are measured based upon their estimated fair value on the date of grant or modification. Equity-based compensation expense net of forfeited and repurchased awards was $4.2 million, $2.0 million and $0.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Rental Revenue — The Company, as a lessor, has retained substantially all of the risks and benefits of ownership and accounts for its leases as operating leases. For lease agreements that provide for scheduled rent increases, rental income is recognized on a straight-line basis over the non-cancellable term of the leases, which commences when control of the space has been provided to the customer. The amount of the straight-line rent receivable on the balance sheets included in rents and other receivables, net was $4.0 million and $2.9 million as of December 31, 2014 and December 31, 2013, respectively. Rental revenue also includes amortization of set-up fees which are amortized over the term of the respective lease as discussed above.
Allowance for Uncollectible Accounts Receivable — Rents receivable are recognized when due and are carried at cost, less an allowance for doubtful accounts. The Company records a provision for losses on rents receivable equal to the estimated uncollectible accounts, which is based on management’s historical experience and a review of the current status of the Company’s receivables. As necessary, the Company also establishes an appropriate allowance for doubtful accounts for receivables arising from the straight-lining of rents. The aggregate allowance for doubtful accounts was $3.7 million and $0.9 million as of December 31, 2014 and 2013, respectively.
Capital Leases — The Company evaluates leased real estate to determine whether the lease should be classified as a capital or operating lease in accordance with U.S GAAP.
The Company periodically enters into capital leases for certain equipment. The outstanding liabilities for the capital leases were $13.1 million and $2.5 million as of December 31, 2014 and 2013, respectively. The value of the assets associated with these leases approximates the outstanding obligations as of December 31, 2014 and 2013, respectively. Depreciation related to the associated assets is included in depreciation and amortization expense in the Statements of Operations and Comprehensive Income (Loss).
Recoveries from Customers — Certain customer leases contain provisions under which the customers reimburse the Company for a portion of the property’s real estate taxes, insurance and other operating expenses, which include certain power and cooling-related charges. The reimbursements are included in revenue as recoveries from customers in the Statements of Operations and Comprehensive Income (Loss) in the period the applicable expenditures are incurred. Certain customer leases are structured to provide a fixed monthly billing amount that includes an estimate of various operating expenses, with all revenue from such leases included in rental revenues.
Cloud and Managed Services Revenue — The Company may provide both its cloud product and use of its managed services to its customers on an individual or combined basis. Service fee revenue is recognized as the revenue is earned, which generally coincides with the services being provided.
Segment Information — The Company manages its business as one operating segment and thus one reportable segment consisting of a portfolio of investments in data centers located in the United States.
Customer Concentrations — As of December 31, 2014, one of the Company’s customers represented 9.0% of its total monthly rental revenue. No other customers exceeded 5% of total monthly rental revenue.
As of December 31, 2014, five of the Company’s customers exceeded 5% of total accounts receivable. In aggregate, these five customers accounted for 67% of total accounts receivable. Two of these five customers accounted for 32% and 18%, respectively, of total accounts receivable.
Income Taxes — The Company elected for one of its existing subsidiaries to be taxed as a taxable REIT subsidiary pursuant to the REIT rules of the U.S. Internal Revenue Code.
For the taxable REIT subsidiary, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.
The taxable REIT subsidiary offsets a valuation allowance against deferred tax assets if, based on management’s assessment of operating results and other available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The taxable subsidiary did not generate taxable income for the years ended December 31, 2014, 2013 or 2012. Accordingly, no provision for income taxes was recorded nor was an income tax benefit recorded for the last five years. Due to the lack of sufficient historical evidence to indicate it is more likely than not that the deferred tax assets will be utilized, the valuation allowance relating to deferred tax assets continues to be recorded at December 31, 2014. The change in valuation allowance during 2014 was an increase of $2.0 million to $3.4 million.
Temporary differences and carry forwards which give rise to the deferred tax assets and liabilities are as follows:

	For the Year Ended December 31,
	2014	2013	2012
Deferred tax liabilities
Property and equipment	$(5,784)	$(4,905)	$(4,852)
Other	(1,427)	(873)	(551)
Gross deferred tax liabilities	(7,211)	(5,778)	(5,403)
Deferred tax assets
Net operating loss carryforwards	9,137	5,861	6,694
Deferred revenue and setup charges	868	583	467
Derivative liability	—	—	—
Other	601	699	113
Gross deferred tax assets	10,606	7,143	7,274
Net deferred tax assets	3,395	1,365	1,871
Valuation allowance	(3,395)	(1,365)	(1,871)
Net deferred	$—	$—	$—
The taxable REIT subsidiary currently has $24.1 million of net operating loss carryforwards related to federal income taxes that expire in 15 – 20 years. The taxable REIT subsidiary also has $20.1 million of net operating loss carryforwards relating to state income taxes that expire in 5 – 20 years.
As of December 31, 2014 and 2013, the Company has no uncertain tax positions. If the Company incurs any interest or penalties on tax liabilities from significant uncertain tax positions, those items will be classified as interest expense and general and administrative expense, respectively, in the Statements of Operations and Comprehensive Income (Loss). For the years ended December 31, 2014, 2013 and 2012, the Company had no such interest or penalties.
The Company is not currently under examination by the Internal Revenue Service.
Fair Value Measurements — ASC Topic 820, Fair Value Measurements and Disclosures, emphasizes that fair-value is a market-based measurement, not an entity-specific measurement. Therefore, a fair-value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, a fair-value hierarchy is established that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair-value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
Financial assets and liabilities measured at fair value in the financial statements on a recurring basis consist of the Company’s derivatives. The fair values of the derivatives are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves (“significant other observable inputs”). The fair value calculation also includes an amount for risk of non-performance using “significant unobservable inputs” such as estimates of current credit spreads to evaluate the likelihood of default. The Company has concluded as of December 31, 2014 and 2013 that the fair value associated to “significant unobservable inputs” for risk of non-performance was insignificant to the overall fair value of the derivative agreements and, as a result, have determined that the relevant inputs for purposes of calculating the fair value of the derivative agreements, in their entirety, were based upon “significant other observable inputs.” The Company determined the fair value of derivatives using Level 2 inputs. These methods of assessing fair value result in a general approximation of value, and such value may never be realized.
The Company’s financial instruments held at fair value are presented below as of December 31, 2014 and 2013 (dollars in thousands):

	Carrying Value	Fair Value Measurements
		Level 1	Level 2	Level 3
December 31, 2014
Financial Liabilities:
Interest rate swap liability(1)	$—	$—	$—	$—
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)	$453	$—	$453	$—

(1)
The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of December 31, 2014 related to interest rate swaps.

New Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” The amendments in the ASU change the criteria for reporting discontinued operations while enhancing disclosures in this area. The new guidance narrows the definition of discontinued operations to disposals that represent a strategic shift in operations and requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. The amendments in the ASU are effective for annual and interim reporting periods beginning on and after December 15, 2014. Early adoption is permitted. Adoption of this standard will currently have no effect on the Company’s financial statements.
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which supersedes the current revenue recognition requirements in ASC 606, Revenue Recognition. Under this new guidance, entities should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. This ASU also requires enhanced disclosures. The amendments in this ASU are effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. Retrospective and modified retrospective application is allowed. The Company is currently assessing the impact of this amendment on its Consolidated Financial Statements.